Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Freedom 2065 Portfolio
March 31, 2022
VIPF2065-NPRT1-0522
1.9894059.102
Domestic Equity Funds - 48.9%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	4,002	194,593
VIP Equity-Income Portfolio Initial Class (a)	7,943	205,242
VIP Growth & Income Portfolio Initial Class (a)	8,884	233,572
VIP Growth Portfolio Initial Class (a)	2,202	200,178
VIP Mid Cap Portfolio Initial Class (a)	1,508	56,918
VIP Value Portfolio Initial Class (a)	8,197	150,823
VIP Value Strategies Portfolio Initial Class (a)	4,502	73,698
TOTAL DOMESTIC EQUITY FUNDS (Cost $985,489)		1,115,024

International Equity Funds - 42.6%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	30,816	338,979
VIP Overseas Portfolio Initial Class (a)	24,949	631,708
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $996,304)		970,687

Bond Funds - 8.5%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	3,404	36,827
Fidelity International Bond Index Fund (a)	977	9,299
Fidelity Long-Term Treasury Bond Index Fund (a)	7,393	97,443
VIP High Income Portfolio Initial Class (a)	7,547	38,114
VIP Investment Grade Bond Portfolio Initial Class (a)	1,060	12,715
TOTAL BOND FUNDS (Cost $201,815)		194,398

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,183,608)	2,280,109
NET OTHER ASSETS (LIABILITIES) - 0.0%	(194)
NET ASSETS - 100.0%	2,279,915

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	45,569	7,961	15,516	-	(619)	(568)	36,827
Fidelity International Bond Index Fund	11,340	4,369	5,795	9	(288)	(327)	9,299
Fidelity Long-Term Treasury Bond Index Fund	85,861	34,655	13,320	459	(949)	(8,804)	97,443
VIP Contrafund Portfolio Initial Class	194,870	44,345	23,821	1,845	(2,643)	(18,158)	194,593
VIP Emerging Markets Portfolio Initial Class	340,266	85,013	43,771	-	(4,036)	(38,493)	338,979
VIP Equity-Income Portfolio Initial Class	206,114	34,652	32,968	259	(1,443)	(1,113)	205,242
VIP Growth & Income Portfolio Initial Class	234,638	39,920	41,902	448	(559)	1,475	233,572
VIP Growth Portfolio Initial Class	199,303	52,743	29,201	9,423	(4,268)	(18,399)	200,178
VIP High Income Portfolio Initial Class	33,983	9,091	3,690	13	(105)	(1,165)	38,114
VIP Investment Grade Bond Portfolio Initial Class	21,600	10,660	18,037	685	(854)	(654)	12,715
VIP Mid Cap Portfolio Initial Class	57,166	11,808	7,153	1,312	(768)	(4,135)	56,918
VIP Overseas Portfolio Initial Class	609,706	165,235	57,043	4,701	(5,683)	(80,507)	631,708
VIP Value Portfolio Initial Class	151,115	26,234	27,380	1,953	(1,407)	2,261	150,823
VIP Value Strategies Portfolio Initial Class	74,025	12,060	12,174	625	(342)	129	73,698
	2,265,556	538,746	331,771	21,732	(23,964)	(168,458)	2,280,109

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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